UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         October 21, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $319,081
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                       TITLE
                                         OF                      VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                         CLASS        CUSIP       (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE          COM       459200101      14,474      84,370   SH       SOLE                   84,370
PEPSICO INCORPORATED                    COM       713448108      12,532     177,930   SH       SOLE                  177,930
ROYAL DUTCH SHELL PLC - ADR A           ADR       780259206      12,439     174,880   SH       SOLE                  174,880
SCHLUMBERGER LTD                        COM       806857108      12,242     141,690   SH       SOLE                  141,690
CATERPILLAR TRACTOR CO                  COM       149123101      11,817     111,000   SH       SOLE                  111,000
BERKSHIRE HATHAWAY                      COM       084670108      11,727         101   SH       SOLE                      101
UNION PACIFIC CORPORATION               COM       907818108      10,795     103,400   SH       SOLE                  103,400
BHP BILLITON LTD - SPON ADR             ADR       088606108      10,706     113,140   SH       SOLE                  113,140
3M COMPANY                              COM       88579Y101      9,587      101,080   SH       SOLE                  101,080
ORACLE CORP                             COM       68389X105      9,392      285,380   SH       SOLE                  285,380
PROCTER & GAMBLE CO                     COM       742718109      8,906      140,090   SH       SOLE                  140,090
EXXON MOBIL CORPORATION                 COM       30231G102      8,761      107,652   SH       SOLE                  107,652
JM SMUCKER CO                           COM       832696405      8,387      109,720   SH       SOLE                  109,720
EMERSON ELECTRIC CO                     COM       291011104      7,705      136,970   SH       SOLE                  136,970
PHILIP MORRIS INTERNATIONAL             COM       718172109      7,635      114,350   SH       SOLE                  114,350
WAL-MART STORES                         COM       931142103      6,857      129,042   SH       SOLE                  129,042
GENERAL ELECTRIC COMPANY                COM       369604103      6,667      353,490   SH       SOLE                  353,490
ILLINOIS TOOL WORKS                     COM       452308109      6,548      115,920   SH       SOLE                  115,920
MEDCO HEALTH SOLUTIONS INC              COM       58405U102      6,326      111,930   SH       SOLE                  111,930
PRAXAIR INC                             COM       74005P104      6,302       58,140   SH       SOLE                   58,140
COVIDIEN LTD                            COM       G2554F105      6,113      114,850   SH       SOLE                  114,850
AMETEK INC                              COM       031100100      6,104      135,940   SH       SOLE                  135,940
HOSPIRA INC                             COM       441060100      5,915      104,400   SH       SOLE                  104,400
HEWLETT-PACKARD CO.                     COM       428236103      5,675      155,910   SH       SOLE                  155,910
INTEL CORP                              COM       458140100      5,621      253,650   SH       SOLE                  253,650
PFIZER INC                              COM       717081103      5,552      269,500   SH       SOLE                  269,500
MEAD JOHNSON NUTRITION CO               COM       582839106      5,548       82,130   SH       SOLE                   82,130
ABBOTT LABS                             COM       002824100      5,373      102,100   SH       SOLE                  102,100
HSBC HOLDINGS PLC-SPONS ADR             ADR       404280406      5,213      105,060   SH       SOLE                  105,060
CME GROUP INC                           COM       12572Q105      4,905       16,820   SH       SOLE                   16,820
FRANKLIN RESOURCES                      COM       354613101      4,841       36,870   SH       SOLE                   36,870
MERCK & CO.                             COM       58933Y105      4,744      134,440   SH       SOLE                  134,440
VISA INC/A                              COM       92826C839      4,719       56,010   SH       SOLE                   56,010
AVON PRODUCTS                           COM       054303102      4,373      156,180   SH       SOLE                  156,180
LOWE'S CORP                             COM       548661107      4,263      182,900   SH       SOLE                  182,900
KOHL'S CORP                             COM       500255104      4,251       85,000   SH       SOLE                   85,000
YUM BRANDS INC                          COM       988498101      4,235       76,670   SH       SOLE                   76,670
AMERICAN EXPRESS COMPANY                COM       025816109      4,066       78,640   SH       SOLE                   78,640
CISCO SYSTEMS INC                       COM       17275R102      3,662      234,600   SH       SOLE                  234,600
ENBRIDGE INC.                           COM       29250N105      3,542      109,120   SH       SOLE                  109,120
ENSCO PLC                               COM       29358Q109      3,502       65,700   SH       SOLE                   65,700
TARGET CORP                             COM       87612E106      3,352       71,450   SH       SOLE                   71,450
ALERE INC                               COM       01449J105      3,301       90,140   SH       SOLE                   90,140
FLOWSERVE CORP                          COM       34354P105      3,038       27,650   SH       SOLE                   27,650
SPECTRA ENERGY CORP                     COM       847560109      2,991      109,120   SH       SOLE                  109,120
WEATHERFORD INTERNATIONAL               COM       H27013103      2,636      140,600   SH       SOLE                  140,600
NALCO HOLDINGS CO                       COM       62985Q101      2,627       94,450   SH       SOLE                   94,450
ITC HOLDINGS CORP                       COM       465685105      2,584       36,010   SH       SOLE                   36,010
BP P.L.C.                               COM       055622104      2,303       52,000   SH       SOLE                   52,000
TEVA PHARMACEUTICAL INDUSTRIES LTD      COM       881624209      2,127       44,100   SH       SOLE                   44,100
DEVRY INC                               COM       251893103      1,076       18,200   SH       SOLE                   18,200
VERISK ANALYTICS INC - CLASS A          COM       92345Y106       613        17,700   SH       SOLE                   17,700
BERKSHIRE HATHAWAY INC-CL B             COM       084670702       412         5,320   SH       SOLE                    5,320

GRAND TOTALS                                                   319,081  5,933,505

